Pension and Other Post-Retirement Benefits - Benefit costs (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Service costs	$ 226	$ 221	$ 870	$ 888	$ 442
Interest cost	79	78	311	283	168
Expected return on plan assets	(40)	(40)	(157)	(150)	0
Amortization of actuarial gains	(19)	(18)	(76)	(78)	(4)
Net periodic benefit cost	$ 246	$ 241	$ 955	$ 943	$ 606